Joint Ventures and Variable Interest Entities	12 Months Ended
Sep. 30, 2014
Joint Ventures and Variable Interest Entities
Joint Ventures and Variable Interest Entities

7. Joint Ventures and Variable Interest Entities

The Company’s joint ventures provide architecture, engineering, program management, construction management and operations and maintenance services. Joint ventures, the combination of two or more partners, are generally formed for a specific project. Management of the joint venture is typically controlled by a joint venture executive committee, comprised of representatives from the joint venture partners. The joint venture executive committee normally provides management oversight and controls decisions which could have a significant impact on the joint venture.

Some of the Company’s joint ventures have no employees and minimal operating expenses. For these joint ventures, the Company’s employees perform work for the joint venture, which is then billed to a third-party customer by the joint venture. These joint ventures function as pass through entities to bill the third-party customer. For consolidated joint ventures of this type, the Company records the entire amount of the services performed and the costs associated with these services, including the services provided by the other joint venture partners, in the Company’s result of operations. For certain of these joint ventures where a fee is added by an unconsolidated joint venture to client billings, the Company’s portion of that fee is recorded in equity in earnings of joint ventures.

The Company also has joint ventures that have their own employees and operating expenses, and to which the Company generally makes a capital contribution. The Company accounts for these joint ventures either as consolidated entities or equity method investments based on the criteria further discussed below.

The Company follows guidance issued by the FASB on the consolidation of variable interest entities (VIEs) that requires companies to utilize a qualitative approach to determine whether it is the primary beneficiary of a VIE. The process for identifying the primary beneficiary of a VIE requires consideration of the factors that indicate a party has the power to direct the activities that most significantly impact the joint ventures’ economic performance, including powers granted to the joint venture’s program manager, powers contained in the joint venture governing board and, to a certain extent, a company’s economic interest in the joint venture. The Company analyzes its joint ventures and classifies them as either:

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a VIE that must be consolidated because the Company is the primary beneficiary or the joint venture is not a VIE and the Company holds the majority voting interest with no significant participative rights available to the other partners; or

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a VIE that does not require consolidation and is treated as an equity method investment because the Company is not the primary beneficiary or the joint venture is not a VIE and the Company does not hold the majority voting interest.

As part of the above analysis, if it is determined that the Company has the power to direct the activities that most significantly impact the joint venture’s economic performance, the Company considers whether or not it has the obligation to absorb losses or rights to receive benefits of the VIE that could potentially be significant to the VIE.

Contractually required support provided to the Company’s joint ventures is discussed in Note 20.

Summary of unaudited financial information of the consolidated joint ventures is as follows:

	September 30, 2014	September 30, 2013
	(in millions)
Current assets	$314.1	$185.7
Non-current assets	106.2	—

Total assets	$420.3	$185.7

Current liabilities	$229.1	$38.9
Non-current liabilities	—	—

Total liabilities	229.1	38.9

Total AECOM equity	116.6	106.8
Noncontrolling interests	74.6	40.0

Total owners’ equity	191.2	146.8

Total liabilities and owners’ equity	$420.3	$185.7

Total revenue of the consolidated joint ventures was $614.5 million, $490.9 million and $468.6 million for the years ended September 30, 2014, 2013 and 2012, respectively. The assets of the Company’s consolidated joint ventures are restricted for use only by the particular joint venture and are not available for the general operations of the Company.

Summary of unaudited financial information of the unconsolidated joint ventures is as follows:

	September 30, 2014	September 30, 2013
	(in millions)
Current assets	$539.6	$525.5
Non-current assets	273.7	98.7

Total assets	$813.3	$624.2

Current liabilities	$397.9	$384.1
Non-current liabilities	91.0	17.5

Total liabilities	488.9	401.6

Joint venturers’ equity	324.4	222.6

Total liabilities and joint venturers’ equity	$813.3	$624.2

AECOM’s investment in joint ventures	$142.9	$106.4

Total revenue of the unconsolidated joint ventures was $2.0 billion, $2.1 billion and $2.0 billion for the years ended September 30, 2014, 2013 and 2012, respectively. Total operating income of the unconsolidated joint ventures were $57.7 million, $70.1 million and $127.5 million for the years ended September 30, 2014, 2013 and 2012, respectively.

Summary of AECOM’s equity in earnings of unconsolidated joint ventures is as follows:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Pass through joint ventures	$10.2	$6.4	$5.2
Other joint ventures	47.7	17.9	43.4

Total	$57.9	$24.3	$48.6

Included in equity in earnings above is a $37.4 million gain recognized upon change in control ($23.4 million, net of tax) of an unconsolidated joint venture in the year ended September 30, 2014. The Company obtained control of the joint venture through modifications to the joint venture’s operating agreement, which required the Company to consolidate the joint venture. The acquisition date fair value of the previously held equity interest was $58.0 million, excluding the control premium. The measurement of the fair value of the equity interest immediately before obtaining control of the joint venture resulted in the pre-tax gain of $37.4 million. The Company utilized income and market approaches, in addition to obtaining an independent third party valuation, in determining the joint venture’s fair value, which includes making assumptions about variables such as revenue growth rates, profitability, discount rates, and industry market multiples. These assumptions are subject to a high degree of judgment. Total assets and liabilities of this entity included in the accompanying consolidated balance sheet at the acquisition date were $207.8 million and $48.1 million, respectively. This acquisition did not meet the quantitative thresholds to require pro forma disclosures of operating results based on the Company’s consolidated assets, investments and net income. This joint venture performs engineering and program management services in the Middle East and is included in the Company’s DCS segment.